Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
2023	$ 135,057
2024	130,518
2025	125,586
2026	119,585
2027	114,908
Thereafter	866,829
Total lease payments	1,492,483
Lease discount	(661,898)
Operating lease liability	830,585
Restaurant
Lessee, Lease, Description [Line Items]
2023	129,459
2024	125,898
2025	121,605
2026	116,388
2027	112,291
Thereafter	862,857
Total lease payments	1,468,498
Other
Lessee, Lease, Description [Line Items]
2023	5,598
2024	4,620
2025	3,981
2026	3,197
2027	2,617
Thereafter	3,972
Total lease payments	$ 23,985